STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at May. 31, 2017
Beginning Balance, Amount at May. 31, 2017
Issued shares, shares	9,000,000
Issued shares, amount	$ 9,000			9,000
Shareholder contribution		22,050		22,050
Net loss			(73,271)	(73,271)
Ending Balance, Shares at Dec. 31, 2017	9,000,000
Ending Balance, Amount at Dec. 31, 2017	$ 9,000	22,050	(73,271)	(42,221)
Issued shares, shares	1,204,000
Issued shares, amount	$ 1,204	28,825		30,029
Shareholder contribution		9,450		9,450
Net loss			(14,663)	(14,663)
Ending Balance, Shares at Mar. 31, 2018	10,204,000
Ending Balance, Amount at Mar. 31, 2018	$ 10,204	60,325	(87,934)	(17,405)
Beginning Balance, Shares at Dec. 31, 2017	9,000,000
Beginning Balance, Amount at Dec. 31, 2017	$ 9,000	22,050	(73,271)	(42,221)
Issued shares, shares	1,204,000
Issued shares, amount	$ 1,204	28,825		30,029
Shareholder contribution		37,800		37,800
Net loss			(54,774)	(54,774)
Ending Balance, Shares at Dec. 31, 2018	10,204,000
Ending Balance, Amount at Dec. 31, 2018	$ 10,204	88,675	(128,045)	(29,166)
Shareholder contribution		9,450		9,450
Net loss			(25,258)	(25,258)
Ending Balance, Shares at Mar. 31, 2019	10,204,000
Ending Balance, Amount at Mar. 31, 2019	$ 10,204	$ 98,125	$ (153,303)	$ (44,974)